Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($)	Dec. 31, 2023		Jun. 30, 2023
Schedule of Prepayments and Other Current Assets [Abstract]
Loan receivable	$ 507,106	[1]
Value-added Tax (“VAT”) recoverable	40,434		56,369
Prepaid expenses and others current assets	22,185		17,011
Prepaid expenses and other current assets, Gross	569,725		73,380
Less: allowance for doubtful accounts
Prepaid expenses and other current assets, net	$ 569,725		$ 73,380

[1]	The balances mainly represent loans to third parties for their working capital needs for one year and with a fixed interest rate of 6.0% per annum.